Annual Fund Operating Expenses - Administrative Class - PIMCO Income Portfolio - Administrative	Apr. 30, 2021
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.04%	[1]
Total Annual Portfolio Operating Expenses	0.84%

[1]	“Other Expenses” include interest expense of 0.03%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.81% for Administrative Class shares.